FAIR VALUE MEASUREMENTS OF ASSETS AND LIABILITIES - Not Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	$ 2,170	$ 2,013
Fair Value	2,101	2,006
Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Amount	2,170	2,013
Fair Value	$ 2,101	$ 2,006